Employee Benefit Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Jun. 30, 2012 item	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 Pension Benefit Plans	Jul. 02, 2011 Pension Benefit Plans	Jul. 03, 2010 Pension Benefit Plans	Jun. 30, 2012 Other Post Retirement Benefit Plans	Jun. 30, 2012 Global equity	Jul. 02, 2011 Global equity	Jun. 30, 2012 Fixed income item	Jul. 02, 2011 Fixed income	Jun. 30, 2012 Other.	Jul. 02, 2011 Other.	Jun. 30, 2012 Significant Other Observable Inputs (Level 2)	Jul. 02, 2011 Significant Other Observable Inputs (Level 2)	Jun. 30, 2012 Significant Other Observable Inputs (Level 2) Global equity	Jul. 02, 2011 Significant Other Observable Inputs (Level 2) Global equity	Jun. 30, 2012 Significant Other Observable Inputs (Level 2) Fixed income	Jul. 02, 2011 Significant Other Observable Inputs (Level 2) Fixed income	Jun. 30, 2012 Significant Other Observable Inputs (Level 2) Other.	Jul. 02, 2011 Significant Other Observable Inputs (Level 2) Other.
Asset category
Target allocation, low end of range (as a percent)								36.00%	36.00%	45.00%	45.00%	8.00%	8.00%
Target allocation, high end of range (as a percent)								44.00%	44.00%	55.00%	55.00%	12.00%	12.00%
Fair value of total plan assets	$ 23.5	$ 23.4	$ 19.4	$ 23.5	$ 23.4	$ 19.4		$ 9.3	$ 9.3	$ 11.9	$ 11.6	$ 2.3	$ 2.5	$ 23.5	$ 23.4	$ 9.3	$ 9.3	$ 11.9	$ 11.6	$ 2.3	$ 2.5
Total (as a percent)	100.00%	100.00%						40.00%	40.00%	50.00%	49.00%	10.00%	11.00%
UK equities as represented by the FTSE All-Share Index (as a percent)	60.00%
Overseas equities as represented by the FTSE All-World Index (as a percent)	40.00%
Minimum maturity period for investment in index-linked Gilts	5 years
Number of funds	4									2
Future Benefit Payments
2013				5.1
2014				4.8			0.1
2015				4.9
2016				5.6
2017				6.4			0.1
Thereafter				61.6			0.9
Total				$ 88.4			$ 1.1